SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(11)         SHARE BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares. The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). As of March 31, 2013, 2,017,842 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, nonvested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and nonvested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

During the year ended March 31, 2013, the Company extended the exercise period of two employees’ vested share options and continued the vesting of their unvested share options and continued the vesting of one employee’s nonvested shares upon their resignation. The modification resulted in additional compensation expense of RMB1,294,834  recognized in the “general and administrative expense” for the year ended March 31, 2013.

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding as ofMarch 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Vested and expected to vest as of March 31, 2013	2,747,342	2.84	3.1	Nil
Exercisable as of March 31, 2013	2,672,342	2.86	3.0	Nil

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2013, was calculated based on the closing price of the Company’s common shares on March 31, 2013.

The total intrinsic value of options exercised in the years ended March 31, 2011, 2012 and 2013 are USD 10,175, USD 28,775 and USD nil respectively.

In March 2011, certain individuals exercised 43,884 share options with an exercise price of USD3.6 per share. The proceeds of USD157,982 (RMB1,035,796) were not received by the Company as of March 31, 2011 and a receivable from shareholders of RMB 1,035,796 was recorded in the shareholders’ equity. The Company received the proceeds in May 2011.

Information relating to options outstanding and exercisable as of March 31, 2013 is as follows:

Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	2.1	1,312,600	2.26	2.1
674,000	3.60	2.7	674,000	3.60	2.7
250,000	3.60	3.6	250,000	3.60	3.6
101,000	3.60	4.7	101,000	3.60	4.7
100,000	4.75	4.5	100,000	4.75	4.5
9,742	2.69	5.9	9,742	2.69	5.9
300,000	2.12	7.0	225,000	2.12	7.0
2,747,342	2.84	3.1	2,672,342	2.86	3.0

Compensation expense for share options is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	568	—	—
Research and development	1,450	—	—
Sales and marketing	6,897	42,914	—
General and administrative	1,636,369	547,231	306,659
Total share based compensation expense	1,645,284	590,145	306,659

As of March 31, 2013, RMB 94,511 of total unrecognized compensation expense related to nonvested share options is expected to be recognized over one year.

Nonvested shares

A summary of the nonvested shares activities for the year ended March 31, 2011, 2012 and 2013 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	4.030
Vested	(334,250)	4.423
Forfeited	(17,500)	3.807
Outstanding at March 31, 2013	895,000	4.858

The total fair value of shares vested during the years ended March 31, 2011, 2012 and 2013, was USD 219,615, USD 527,371 and USD 829,077 respectively.

Compensation expense recognized for nonvested shares for the years ended March 31, 2011, 2012 and 2013 is allocated to the following expense items:

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	140,900	71,691	21,813
Research and development	194,527	189,462	308,577
Sales and marketing	595,713	344,226	702,683
General and administrative	2,075,547	11,068,873	10,239,490
Total share based compensation expense	3,006,687	11,674,252	11,272,563

As of March 31, 2013, RMB8,161,687  of total unrecognized compensation expense related to nonvested shares is expected to be recognized over a weighted average period of approximately 2.44 years.